Document and Entity Information	Sep. 07, 2023
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001920145
Document Type	8-K
Document Period End Date	Sep. 07, 2023
Entity Registrant Name	Goldman Sachs Private Credit Corp.
Entity Incorporation State Country Code	DE
Entity File Number	814-01627
Entity Tax Identification Number	92-3241797
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true